Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the three months ended September 30, 2025 and 2024 , are as follows:

	For the Three Months Ended September 30,
Components of lease expense:	2025	2024
Operating lease cost	$7,333	$44,999
Sublease income	-	(12,000)
Total lease (income) cost	$7,333	$32,999

The components of lease expense for the nine months ended September 30, 2025 and 2024, are as follows:

	For the Nine Months Ended September 30,
Components of lease expense:	2025	2024
Operating lease cost	$21,997	$138,383
Sublease income	—	(117,084)
Total lease (income) cost	$21,997	$21,299

The components of lease expense for the years ended December 31, 2024 and 2023, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2024	2023
Operating lease cost	$145,674	$199,611
Sublease income	(117,084)	(204,324)
Total lease (income) cost	$28,590	$(4,713)

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases are as follows:

	For the Nine Months Ended September 30,
Supplemental cash flow information:	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$17,391	$131,627
Change in lease liabilities (operating cash flow)	(16,740)	(231,691)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$137,717	$173,245
Change in lease liabilities (operating cash flow)	(237,607)	(284,963)
Right of use assets obtained in exchange for lease obligations:
Operating leases	$76,269	$—

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

Operating leases:	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$55,174	$72,565
Operating lease liability, current	25,046	22,731
Operating lease liability, non-current	30,919	49,974
Total operating lease liabilities	$55,965	$72,705

Weighted-average remaining lease term:	September 30, 2025	December 31, 2024
Operating leases (in years)	2.08	2.83

Weighted-average discount rate:	September 30, 2025	December 31, 2024
Operating leases	9.40%	9.40%

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$72,565	$134,013
Operating lease liability, current	22,731	234,043
Operating lease liability, non-current	49,974	—
Total operating lease liabilities	$72,705	$234,043

Weighted-average remaining lease term:	December 31, 2024	December 31, 2023
Operating leases (in years)	2.83	0.76

Weighted-average discount rate:	December 31, 2024	December 31, 2023
Operating leases	9.40%	6.76%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable lease as of September 30, 2025, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2025	$7,259
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	61,892
Less discounting	(5,927)
Present value of lease liabilities	$55,965

Future minimum lease payments under non-cancellable lease as of December 31, 2024, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
2025	$28,608
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	83,241
Less discounting	(10,536)
Present value of lease liabilities	$72,705